Financial risk management - financial assets and liabilities by contractual term (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	R$ 72,168,357	R$ 57,408,633
Financial liabilities by contractual term	64,325,687	50,512,001
Cash and cash equivalents	1,108,394	4,259,379	R$ 1,331,648	R$ 500,446
Loans and advances to banks	6,194,960	3,718,506
Mandatory reserve deposits at central banks	5,285,402	2,664,415
Financial assets	23,899,551	16,868,112
Derivative financial assets	563	4,238
Loans and advances to customers, net of provisions for expected loss	33,327,355	27,900,543
Other financial liabilities	113,690	120,395
Other assets (a)	83,194	109,682
Liabilities with financial and similar institutions	11,319,577	9,522,469
Liabilities with customers	42,803,229	32,651,620
Securities issued	9,890,219	8,095,042
Derivative financial liabilities	70,048	15,063
Borrowings and on-lending	128,924	107,412
Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	18,011,853
Financial liabilities by contractual term	13,965,331
Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	7,284,224
Financial liabilities by contractual term	6,949,350
Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	10,627,702
Financial liabilities by contractual term	22,958,106
Later than one year and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	17,930,759
Financial liabilities by contractual term	20,152,663
Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	18,313,819
Financial liabilities by contractual term	300,237
Financial assets	5,827,002	R$ 10,422,658
Liabilities with financial institutions | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	10,802,505
Liabilities with financial institutions | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	42,140
Liabilities with financial institutions | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	474,932
Liabilities with financial institutions | Later than one year and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	0
Liabilities with customer | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	2,129,039
Liabilities with customer | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	4,662,517
Liabilities with customer | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	19,151,078
Liabilities with customer | Later than one year and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	16,860,595
Securities issued | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	861,671
Securities issued | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	2,240,225
Securities issued | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	3,325,860
Securities issued | Later than one year and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	3,277,446
Securities issued | Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	185,017
Derivatives | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	61,225
Derivatives | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	4,052
Derivatives | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	4,726
Derivatives | Later than one year and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	45
Long-term borrowings | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	110,891
Long-term borrowings | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	416
Long-term borrowings | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	499
Long-term borrowings | Later than one year and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	3,993
Long-term borrowings | Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	13,125
Other liabilities | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	1,011
Other liabilities | Later than one year and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	10,584
Other liabilities | Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	102,095
Cash and cash equivalents | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	1,108,394
Amounts due from financial institutions | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	4,382,968
Amounts due from financial institutions | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	1,810,766
Amounts due from financial institutions | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	1,226
Deposits at Central Bank of Brazil [Member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	5,285,402
Securities [Member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	870,898
Securities [Member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	770,006
Securities [Member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	3,738,175
Securities [Member] | Later than one year and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	12,848,285
Securities [Member] | Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	5,672,187
Derivative financial instruments [Member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	273
Derivative financial instruments [Member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	290
Loans and advances to customers | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	6,363,918
Loans and advances to customers | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	4,703,162
Loans and advances to customers | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	6,888,301
Loans and advances to customers | Later than one year and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	5,082,474
Loans and advances to customers | Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	12,558,438
Other assets [member] | Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	R$ 83,194